Right-Of-Use Assets and Lease Liability (Tables) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Lessee, Lease, Description [Line Items]
Schedule of components of lease expense

The components of lease expense were as follows for each of the comparative three and six months ended June 30, 2022 and 2021 (in thousands):

	THREE MONTHS	THREE MONTHS
	ENDED JUNE 30,	ENDED JUNE 30,
	2022	2021
Operating lease cost	$400	$326
Short-term lease cost	14	50
Total operating lease costs:	$414	$376

	SIX MONTHS	SIX MONTHS
	ENDED JUNE 30,	ENDED JUNE 30,
	2022	2021
Operating lease cost	$781	$616
Short-term lease cost	34	91
Total operating lease costs:	$815	$707

Schedule of maturities of lease liabilities

Maturities of lease liabilities for each future calendar year as of June 30, 2022 are as follows (in thousands):

OPERATING
LEASES
2022, remaining 6 months	$785
2023	1,513
2024	1,048
2025	169

Total lease payments	3,515
Less: imputed interest	270
Total lease obligation	3,245

Less lease obligation, current portion	1,434
Lease obligation, non-current portion	$1,811